Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 405,230	$ 2,066,793	$ 13,561,266
Investment in debt securities		2,120,082	3,362,880
Note receivable, related party, net of allowance	1,326,133	766,692	100,194
Prepaids and other	357,929	329,351	186,349
Inventory	183,271	151,248	46,343
Total Current Assets	2,272,563	5,434,166	17,257,032
Fixed Assets, net	3,715,860	4,589,159	2,286,320
Goodwill and other indefinite lived intangibles			129,983
Other intangible assets, net of accumulated amortization of $0 and $1,205,379, respectively			3,207,327
Operating lease - right-of-use asset	354,601	521,782
Other assets - Deposits	53,017	52,737	43,456
Total Assets	6,396,041	10,597,844	22,924,118
Current Liabilities
Accounts payable and accrued expenses		1,256,479	579,365
Loans payable – current		811,516	178,871
Line of credit		1,000,000
Operating lease liability	238,042	230,014
Total Current Liabilities	5,376,107	3,298,009	758,236
Long Term Liabilities
Notes payable - net	742,053	1,198,380	297,436
Operating lease liability	140,375	316,008
Total Long Term Liabilities	882,428	1,514,388	297,436
Total Liabilities	6,258,535	4,812,397	1,055,672
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Preferred stock - $0.0001 par value; 5,000,000 shares authorized none issued and outstanding, respectively
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of September 30, 2023 and December 31, 2022	396	334	2,624
Additional paid-in capital	42,026,591	40,674,864	39,210,291
Accumulated (deficit) earnings	(41,889,481)	(34,845,161)	(17,339,396)
Accumulated other comprehensive loss		(44,590)	(5,073)
Total Stockholders’ Equity (Deficit)	137,506	5,785,447	21,868,446
Total Liabilities and Stockholders’ Equity (Deficit)	6,396,041	10,597,844	22,924,118
Next Charging LLC [Member]
Current Assets
Cash and cash equivalents	54,843	1,457	12,364
Restricted cash	1,000,000
Total Current Assets	2,566,238	73,648	82,999
Fixed Assets, net	83,179
Total Assets	2,649,417	73,648	82,999
Current Liabilities
Accounts payable and accrued expenses	22,360	3,916	1,284
Total Current Liabilities	2,957,010	38,566	35,934
Long Term Liabilities
Total Liabilities	2,957,010	38,566	35,934
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Common stock, par value $0.001: authorized 100,000 shares, 100,000 issued and outstanding as of September 30, 2023 and December 31, 2022	100	100	100
Additional paid-in capital	26,295	2,962	1,230
Accumulated (deficit) earnings	(333,988)	32,020	45,735
Total Stockholders’ Equity (Deficit)	(307,593)	35,082	47,065
Total Liabilities and Stockholders’ Equity (Deficit)	2,649,417	73,648	82,999
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	1,141,624	1,256,479	579,365
Notes payable – related party	818,629	811,516
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	31,815
Notes payable – related party	3,145,997
Related Party [Member] | Next Charging LLC [Member]
Current Assets
Note receivable, related party, net of allowance	1,511,395	72,191	70,635
Current Liabilities
Notes payable – related party	$ 2,934,650	$ 34,650	$ 34,650